LOANS FROM DIRECTOR AND SHAREHOLDER (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2017	Jan. 31, 2017	Jan. 31, 2016	Dec. 06, 2016	Oct. 29, 2014	May 11, 2014	Jan. 23, 2014	Nov. 06, 2012	Nov. 01, 2012
Forgiveness of loans from director	$ 6,623	$ 6,623
Date Loan Forgiven	Jul. 04, 2014	Jul. 04, 2014
Due to shareholder	$ 2,208	$ 2,208	$ 245
Due to Director	0	0	0
Loan 6
Expenses Paid by Shareholder				$ 1,963
Loan 5
Expenses Paid by Shareholder					$ 245
Loan 4
Loan							$ 1,050
Loan 3
Loan								$ 5,000
Loan 2
Loan									$ 167
Loan 1
Loan						$ 381